Transfer Of Financial Assets - Additional Information (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Net allowances of sale of loan portfolio	$ 226,798	$ 561,812	$ 480,021
Cash received from sale of loan portfolio	$ 166,454	$ 138,510	$ 45,987